INTERIM FINANCIAL DATA	6 Months Ended
Jun. 30, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
INTERIM FINANCIAL DATA	INTERIM FINANCIAL DATA
The unaudited interim condensed consolidated financial statements of Golden Ocean Group Limited. ("Golden Ocean," the "Company," "we," or "our") have been stated on the same basis as the Company’s audited consolidated financial statements for the year ended December 31, 2023 and, in the opinion of management, include all material adjustments, consisting only of normal recurring adjustments considered necessary for a fair statement of our consolidated financial statements, in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"). The unaudited interim condensed consolidated financial statements should be read in conjunction with the annual consolidated financial statements and notes included in our Annual Report on Form 20-F for the year ended December 31, 2023, filed with the Securities and Exchange Commission (the "SEC") on March 20, 2024 (our "Annual Report").

The condensed balance sheet at December 31, 2023, was derived from audited annual financial statements but does not contain all of the footnote disclosures from the annual financial statements. The results of operations for the interim period ended June 30, 2024 are not necessarily indicative of the results for the year ending December 31, 2024.